Significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2023
Significant accounting policies
Basis of preparation

2.1Basis of preparation

The financial statements for the three months ended March 31, 2023, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (IAS 34), as issued by the International Accounting Standards Board (IASB).

The financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full annual financial statements. It should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2022, which have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of March 31, 2023, and its results of operations for the three months ended March 31, 2023, and 2022, cash flows for the three months ended March 31, 2023, and 2022, and statement of changes in equity for the three months ended March 31, 2023 and 2022. The condensed consolidated statement of financial position as at December 31, 2022, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

Approval	2.2Approval These condensed consolidated interim financial statements were authorized and approved for issue on May 22, 2023.
Income tax	2.3Income tax Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
Changes in accounting policies and disclosures

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

The Group has applied the following standards and amendments for the first time for its interim reporting period commencing January 1, 2023:

●	IFRS 17 Insurance Contracts
●	Definition of Accounting Estimates - Amendments to IAS 8
●	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to standards listed above did not have any material impact on the Group’s interim financial statements. However, the Group is in the process of analyzing the impact of the amendments to IAS 12 which are expected to impact the gross values of deferred tax assets and deferred tax liabilities disclosed in the notes to the annual financial statements at year end. Other than this, we do not expect this amendment to have any material impact on the net assets of the Group.

Segment reporting

2.5Segment reporting

Operating segments are components of IHS’ business activities about which separate financial statements are available and reported internally to the chief operating decision maker. The Group’s Executive Committee has been identified as the chief operating decision maker, responsible for allocating resources and assessing performance of the operating segments.

The Group’s Executive Committee currently consists of the Chief Executive Officer (“CEO”), the Chief Operating Officer (“COO”), the Chief Financial Officer (“CFO”), the General Counsel, the IHS Nigeria CEO, the Chief Strategy Officer, the Chief Human Resource Officer and the Executive Vice President of Communications.

Where operating segments share similar characteristics, they have been aggregated into reportable segments, of which the Group has identified four: Nigeria, Sub Saharan Africa (“SSA”), Middle East and North Africa (“MENA”) and Latin America (“Latam”).